INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards	$ 781,000
Deferred Tax Assets, Valuation Allowance, Percentage	100.00%
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	$ 311,000